UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7878

DREYFUS LIFETIME PORTFOLIOS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus LifeTime Portfolios, Inc., Income Portfolio
STATEMENT OF INVESTMENTS
June 30, 2005 (Unaudited)

	Principal
Bonds and Notes--67.9%	Amount ($)	Value ($)

Financial--15.8%
ACE INA Holdings, Notes,
5.875%, 2014	100,000	104,978
AXA Financial, Sr. Notes,
7.75%, 2010	75,000	86,332
Allstate, Notes,
5%, 2014	125,000	128,727
American Express Credit, Notes,
3%, 2008	200,000	194,092
American General Finance, Notes,
5.875%, 2006	300,000	305,264
Asian Development Bank, Notes,
4.25%, 2014	100,000	101,243
Australia & New Zealand Banking Group, Sub. Notes,
7.55%, 2006	150,000	155,999
BB&T, Sub. Notes,
4.75%, 2012	170,000	172,349
Bank of America:
Bonds, 5.125%, 2014	75,000	78,528
Sub. Notes, 7.80%, 2010	250,000	286,212
Bank of New York, Sr. Notes,
5.20%, 2007	275,000	280,369
Bank One, Sub. Notes,
5.90%, 2011	240,000	259,188
Bayerische Landesbank, Sub. Notes,
5.875%, 2008	100,000	106,079
Bear Stearns, Sr. Notes,
7%, 2007	150,000	156,713
Berkshire Hathaway Finance, Sr. Notes,
4.85%, 2015	120,000 a	121,356
Brascan, Notes,
7.125%, 2012	100,000	112,649
CIT GROUP, Sr. Notes,
5.125%, 2014	125,000 b	127,266
CITIGROUP:
Notes, 6%, 2012	200,000 b	218,703
Sub Notes, 5%, 2014	150,000	153,724
COUNTRYWIDE HOME LOAN, Gtd. Notes,
5.50%, 2006	235,000	238,593
Canadian Government, Bonds,
5.25%, 2008	200,000	209,447
Capital One Bank, Sr. Notes,
5.125%, 2014	130,000	131,762
Clear Channel Communications, Sr. Notes,
4.40%, 2011	175,000	164,732
Credit Suisse First Boston USA, Notes:
5.875%, 2006	260,000	265,489
5.125%, 2014	245,000	253,754
Deutsche Telekom International Finance, Notes
8.50%, 2010	200,000	232,027
Diageo Capital, Gtd. Notes,
7.25%, 2009	185,000	206,919
EOP Operating:
Gtd. Notes, 4.75%, 2014	110,000	108,034
Sr. Notes, 6.75%, 2008	150,000	158,299
ERP Operating, Notes,
6.625%, 2012	110,000	122,711
European Investment Bank, Notes,
4.625%, 2007	550,000	557,309
Export-Import Bank Of Korea, Notes,
5.125%, 2015	195,000	200,096
Federated Department Stores, Sr. Notes,
6.625%, 2011	50,000	55,221
FleetBoston Financial, Sub. Notes,
7.375%, 2009	135,000	151,665
Ford Motor Credit, Notes,
7.375%, 2009	530,000	518,378
Gannett, Notes,
6.375%, 2012	60,000	66,755
General Electric Capital:
Notes:
7.375%, 2010	110,000	124,084
4.75%, 2014	125,000	127,237
Sub. Notes, 8.125%, 2012	375,000	453,315
Goldman Sachs Group:
Bonds:
6.875%, 2011	170,000	189,775
5.15%, 2014	100,000	102,651
Notes, 6.60%, 2012	275,000	306,048
HSBC Finance, Notes,
8%, 2010	260,000	300,320
HSBC Holding, Sub. Notes:
7.50%, 2009	100,000	111,845
5.25%, 2012	155,000	161,558
Hellenic Republic, Notes,
6.95%, 2008	150,000	161,004
Inter-American Development Bank:
Bonds, 5.75%, 2008	270,000	282,868
Notes, 4.375%, 2012	160,000	163,659
International Bank for Reconstruction & Development, Notes,
3.625%, 2013	115,000	114,337
JPMorgan Chase:
Sr. Notes, 5.35%, 2007	260,000	265,301
Sub. Notes, 6.75%, 2011	295,000	326,622
KFW International Finance:
Gov't Gtd. Notes, 3.25%, 2009	195,000	191,560
Gtd. Notes, 4.75%, 2007	300,000	304,604
Landwirtschaftliche Rentenbank, Gov't Gtd. Notes,
4.875%, 2007	295,000	300,239
Lehman Brothers Holdings, Notes,

6.625%, 2012	250,000	279,595
Marsh & McLennan Cos., Bonds,
3.625%, 2008	175,000	170,793
Merrill Lynch & Co., Notes,
6%, 2009	250,000	263,942
MetLife, Sr. Notes,
6.125%, 2011	150,000	163,120
Morgan Stanley:
Notes, 6.60%, 2012	200,000	222,666
Unsub. Notes, 6.75%, 2011	205,000	227,257
Ontario Province, Sr. Unsub. Notes,
5.50%, 2008	250,000	262,446
Paine Webber Group, Gtd. Notes,
7.625%, 2009	205,000	231,628
Pemex Finance, Notes,
9.03%, 2011	225,000	252,966
Quebec Province, Deb.,
7%, 2007	215,000	225,003
Republic of Chile, Notes,
6.875%, 2009	175,000	191,188
Republic of Italy, Unsub. Notes,
5.625%, 2012	385,000	419,444
Republic of Korea, Unsub. Notes,
8.875%, 2008	200,000 b	225,264
Royal Bank of Scotland Group, Sub. Notes,
6.375%, 2011	160,000 b	175,461
SLM, Notes,
3.625%, 2008	375,000	368,832
Sanwa Finance Aruba, Bank Gtd. Notes,
8.35%, 2009	100,000	114,020
Simon Property Group, Unsub. Notes,
6.375%, 2007	325,000	339,484
Sumitomo Bank International Finance, Gtd. Notes,
8.50%, 2009	150,000	171,341
Swedish Export Credit, Unsub. Notes,
4%, 2010	200,000 b	199,934
US Bank, Sub. Notes,
5.70%, 2008	300,000	314,112
United Mexican States, Notes:
9.875%, 2010	250,000	303,000
5.875%, 2014	205,000 b	214,430
Wachovia, Notes,
5.25%, 2014	225,000	235,298
Walt Disney, Notes,
6.375%, 2012	165,000	182,720
Washington Mutual:
Sr. Unscd. Notes, 7.50%, 2006	250,000	258,841
Sub. Notes, 4.625%, 2014	110,000	107,291
Wells Fargo Financial, Notes:
3.125%, 2009	245,000	237,126
5.50%, 2012	100,000 b	105,945
		17,241,136

Industrial--7.2%
Albertson's, Sr. Notes,
7.50%, 2011	150,000	169,146
Alcan, Notes,
4.50%, 2013	200,000	196,904
Alcoa, Notes,
7.375%, 2010	100,000	113,876
BP Amoco, Deb.,
8.50%, 2012	160,000	198,365
Baxter International, Notes,
4.625%, 2015	150,000	149,065
Bristol-Myers Squibb, Notes,
5.75%, 2011	170,000	182,120
Burlington Resources, Gtd. Notes,
5.60%, 2006	200,000	203,186
CRH America, Gtd. Notes,
5.30%, 2013	130,000	134,791
Centex, Sr. Notes,
5.125%, 2013	100,000	100,192
ChevronTexaco Capital, Gtd. Notes,
3.50%, 2007	300,000	297,248
Coca-Cola, Notes,
5.75%, 2011	100,000	107,437
Comcast Cable Communications, Notes,
6.20%, 2008	250,000	264,587
ConAgra Foods, Notes,
7.875%, 2010	150,000	172,792
ConocoPhillips, Notes,
8.75%, 2010	135,000	160,982
Coors Brewing, Gtd. Notes,
6.375%, 2012	85,000	92,332
DaimlerChrysler Holdings, Gtd. Notes:
8%, 2010	150,000	169,727
7.30%, 2012	110,000	123,079
Dow Chemical, Notes,
6.125%, 2011	115,000	125,004
Enterprise Products Operating, Notes,
5.60%, 2014	105,000	108,245
First Data, Notes,
4.85%, 2014	120,000	122,044
General Electric, Notes,
5%, 2013	200,000	206,826
General Mills, Notes,
6%, 2012	80,000	87,093
International Business Machines, Notes,
4.75%, 2012	160,000	163,767
International Paper, Notes,
6.75%, 2011	150,000	163,714
Harrahs Operating, Bonds,
5.625%, 2015	100,000 a	102,047
John Deere Capital, Notes,
7%, 2012	175,000	201,049
Kinder Morgan Energy Partners, Notes,
7.125%, 2012	175,000	198,460
Kraft Foods, Notes,
4.625%, 2006	250,000	251,712
Kroger, Gtd. Notes,
7.45%, 2008	250,000	269,082
McDonald's, Notes,
6%, 2011	90,000	97,761
Monsanto, Sr. Notes,
7.375%, 2012	125,000	146,459
NIKE, Sr. Notes,
5.50%, 2006	250,000	254,668
Nordstrom, Sr. Notes,
5.625%, 2009	200,000	208,136
PHH, Notes,
7.125%, 2013	125,000	138,863
Procter & Gamble, Notes,
4.30%, 2008	260,000	262,701
Pulte Homes, Notes,
5.20%, 2015	100,000	99,101
Raytheon, Notes,
6.75%, 2007	225,000	236,158
Safeway, Notes,
5.80%, 2012	200,000 b	210,530
Sara Lee, Notes,
6.25%, 2011	50,000	53,683
Target, Notes,
5.875%, 2012	100,000	108,730
Time Warner Cos., Notes,
8.18%, 2007	110,000	118,392
Time Warner Entertainment, Sr. Notes,
8.875%, 2012	145,000	179,253
Unilever Capital, Gtd. Notes,
7.125%, 2010	150,000	169,763
Wal-Mart Stores:
Notes, 3.375%, 2008	175,000	171,695
Sr. Notes, 6.875%, 2009	100,000	110,303
Weyerhaeuser, Notes,
6.125%, 2007	300,000	308,564
XTO Energy, Sr. Unscd. Notes,
4.9%, 2014	160,000	159,496
		7,869,128

Transportation--.4%
Norfolk Southern, Sr. Notes,
6.20%, 2009	250,000	266,758
Union Pacific, Notes,
6.50%, 2012	150,000	166,541
		433,299

Utilities--3.3%
AT&T Wireless Services, Sr. Notes,
7.875%, 2011	135,000	157,075
British Telecom, Notes,
8.375%, 2010	60,000	71,119
Cincinnati Gas & Electric, Notes,
5.70%, 2012	100,000	107,049
Duke Energy, Sr. Notes,
5.625%, 2012	75,000	79,680
Exelon Generation, Notes,
5.35%, 2014	200,000	207,775
Georgia Power, Sr. Notes,
4.875%, 2007	300,000	304,529
Hydro-Quebec, Gov't Gtd. Notes,
6.30%, 2011	160,000	177,014
Keyspan, Notes,
7.625%, 2010	100,000	115,511
MidAmerican Energy Holdings, Sr. Notes,
3.50%, 2008	125,000	121,896
Motorola, Notes,
5.80%, 2008	180,000	188,058
National Rural Utility, Collateral Trust,
4.75%, 2014	75,000	76,387
Oncor Electric Delivery, Scd. Sr. Notes,
6.375%, 2015	140,000	155,464
PPL Electric Utilities, Scd. Sr. Bonds,
6.25%, 2009	200,000	213,935
Progress Energy, Sr. Notes,
7.10%, 2011	80,000	89,222
SBC Communications, Notes,
5.10%, 2014	195,000	199,744
Sempra Energy, Notes,
6%, 2013	50,000	53,380
Sprint Capital, Gtd. Notes,
7.625%, 2011	150,000	171,509
Telecom Italia Capital, Gtd. Notes,
4.95%, 2014	180,000 a	178,553
Telefonica Europe, Gtd. Notes,
7.75%, 2010	145,000	167,481
United Technologies, Notes,
7.125%, 2010	150,000	170,991
Verizon Global Funding, Notes,
7.25%, 2010	200,000	226,958
Virginia Electric & Power, Sr. Notes,
4.75%, 2013	75,000	75,383
Vodafone Group, Sr. Notes,
7.75%, 2010	135,000	154,292
Wisconsin Energy, Sr. Notes,
6.50%, 2011	50,000	55,010
		3,518,015

U.S. Government & Agencies--41.2%
Federal Farm Credit Bank, Bonds,
2.625%, 9/17/2007	360,000	351,221

Federal Home Loan Bank:
Bonds,
2.875%, 9/15/2006	670,000	662,961
3.375%, 2/23/2007	655,000	650,571
3.625%, 1/15/2008	560,000	557,283
3.625%, 11/14/2008	335,000	332,184
3.75%, 8/18/2009	105,000	104,434
5.75%, 5/15/2012	255,000	279,801
3.875%, 6/14/2013	250,000	245,643
5.25%, 6/18/2014	195,000	209,688
Sr. Notes,
5.80%, 9/2/2008	500,000	528,454

Federal Home Loan Mortgage Corp.:
Notes,
5.50%, 7/15/2006	1,000,000	1,017,583
4.875%, 3/15/2007	950,000	967,683
3.50%, 9/15/2007	360,000	357,978
5.75%, 4/15/2008	375,000	393,907
5.75%, 3/15/2009	925,000	983,016
7%, 3/15/2010	150,000	169,350
6.875%, 9/15/2010	300,000	339,913
6%, 6/15/2011	300,000	330,628
5.125%, 7/15/2012	465,000	493,635
4.50%, 1/15/2014	190,000	194,220
Sub. Notes,
5.875%, 3/21/2011	100,000	107,954

Federal National Mortgage Association:
Notes,
4.375%, 10/15/2006	500,000	504,169
4.75%, 1/2/2007	605,000	612,566
5%, 1/15/2007	135,000	137,507
7.125%, 3/15/2007	600,000	632,913
5.75%, 2/15/2008	1,025,000	1,073,729
6%, 5/15/2008	275,000	290,879
5.25%, 1/15/2009	880,000	918,993
7.25%, 1/15/2010	580,000	658,329
6.625%, 11/15/2010	105,000	118,084
6%, 5/15/2011	400,000	440,464
5.375%, 11/15/2011	95,000	101,947
4.375%, 9/15/2012	150,000	153,431
4.625%, 10/15/2013	245,000	252,411
4.125%, 4/15/2014	150,000	149,082
4.625%, 10/15/2014	125,000	128,438

U.S. Treasury:
Bonds,
12.75%, 11/15/2010	185,000	191,430
14%, 11/15/2011	700,000	796,600
12%, 8/15/2013	175,000	217,341
Notes,
7%, 7/15/2006	1,330,000 b	1,376,497
2.375%, 8/31/2006	415,000 b	409,485
6.50%, 10/15/2006	1,800,000 b	1,865,880
3.50%, 11/15/2006	1,320,000 b	1,318,917
3%, 12/31/2006	475,000 b	470,787
3.125%, 01/31/2007	575,000 b	570,643
6.25%, 2/15/2007	530,000 b	552,276
6.625%, 5/15/2007	1,430,000 b	1,506,963
6.125%, 8/15/2007	630,000 b	661,840
3%, 11/15/2007	905,000 b	892,131
3%, 2/15/2008	515,000 b	506,812
5.50%, 2/15/2008	590,000 b	617,494
2.625%, 5/15/2008	1,850,000 b	1,798,329
5.625%, 5/15/2008	775,000 b	816,106
4.75%, 11/15/2008	1,500,000	1,550,145
3.25%, 1/15/2009	195,000 b	192,280
3.125%, 4/15/2009	720,000 b	705,797
4%, 6/15/2009	285,000 b	288,161
3.625%, 7/15/2009	600,000 b	598,194
6%, 8/15/2009	795,000 b	864,030
3.375%, 10/15/2009	170,000 b	167,663
3.50%, 11/15/2009	450,000 b	446,184
3.625%, 1/15/2010	170,000 b	169,249
3.50%, 2/15/2010	210,000 b	207,958
6.50%, 2/15/2010	595,000 b	664,193
4%, 3/15/2010	155,000 b	156,738
3.875%, 5/15/2010	895,000 b	900,379
5.75%, 8/15/2010	735,000 b	803,531
5%, 2/15/2011	165,000 b	175,357
5%, 8/15/2011	995,000 b	1,061,108
4.875%, 2/15/2012	560,000 b	594,910
4.375%, 8/15/2012	290,000 b	300,852
4%, 11/15/2012	50,000 b	50,576
3.875%, 2/15/2013	545,000 b	545,830
3.625%, 5/15/2013	195,000 b	192,576
4.25%, 8/15/2013	980,000 b	1,004,807
4.25%, 11/15/2013	500,000 b	512,360
4%, 2/15/2014	620,000 b	623,924
4.75%, 5/15/2014	445,000 b	472,323
4.25%, 8/15/2014	400,000 b	409,684
4.25%, 11/15/2014	345,000 b	353,208
4%, 2/15/2015	505,000 b	506,953
4.125%, 5/15/2015	400,000 b	405,968
		44,945,518

Total Bonds and Notes
(cost $73,898,884)		74,007,096

	Principal
Short-Term Investments--31.6%	Amount ($)	Value ($)

Repurchase Agreements--21.6%
Greenwich Capital Markets,
Repurchase Agreement, 2.90%
dated 6/30/2005 to be repurchased
at $23,521,895 on 7/1/2005
(fully collateralized by $24,205,000 of various
U.S. Government Agency Obligations,
value $23,991,613).	23,520,000	23,520,000

U.S. Treasury Bills--10.0%
2.77%, 8/11/2005	2,500,000 c	2,491,700
2.90%, 9/8/2005	8,500,000 c	8,451,295
		10,942,995

Total Short-Term Investments
(cost $34,464,882)		34,462,995

Investment of Cash Collateral
for Securities Loaned--26.0%

Registered Investment Company;
Dreyfus Institutional Cash Advantage
Money Market Fund
(cost $28,385,823)	28,385,823 d	28,385,823

Total Investments (cost $136,749,589)	125.5%	136,855,914

Liabilities, Less Cash and Receivables	(25.5%)	(27,824,164)

Net Assets	100.0%	109,031,750

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $401,956 or approximately 0.4% of net assets.
b All or a portion of these securities are on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $26,866,121 and the total market value of the collateral held by the portfolio is $28,385,823.
c Partially held by the broker in a segregated account as collateral for open financial future positions.
d Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements

Statement of Financial Futures
June 30, 2005 (Unaudited)

Dreyfus LifeTime Income Portfolio
		Market Value		Unrealized
		Covered		(Depreciation)
	Contracts	by Contracts ($)	Expiration	at 6/30/2005 ($)
Financial Futures Purchased
Standard & Poor's 500	78	23,312,250	September-05	(222,840)

See notes to financial statements.

Dreyfus Lifetime Growth Portfolio
STATEMENT OF INVESTMENTS
June 30, 2005 (Unaudited)

Common Stocks--64.9%	Shares	Value ($)

Consumer Cyclical--5.5%
Abercrombie & Fitch, Cl. A	4,000	274,800
Aeropostale	5,600 a	188,160
Autoliv	5,100	223,380
AutoZone	2,600 a	240,396
Coach	10,100 a	339,057
Gap	11,200	221,200
Harman International Industries	2,100	170,856
Home Depot	18,200	707,980
Marvel Enterprises	18,900 a	372,708
McDonald's	19,200	532,800
NIKE, Cl. B	5,000	433,000
V.F.	6,100	349,042
Wal-Mart Stores	9,900	477,180
Yum! Brands	5,900	307,272
		4,837,831

Consumer Staples--4.8%
Altria Group	8,300	536,678
Anheuser-Busch	9,200	420,900
Coca-Cola	15,800	659,650
H.J. Heinz	12,900	456,918
Kraft Foods, Cl. A	12,500	397,625
Procter & Gamble	17,900	944,225
Reynolds American	2,800	220,640
Sara Lee	15,500	307,055
Unilever (NY Shares), ADR	5,200	337,116
		4,280,807

Energy--6.0%
Chevron	18,300	1,023,336
ConocoPhillips	15,200	873,848
Exxon Mobil	28,700	1,649,389
National-Oilwell Varco	7,000 a	332,780
Occidental Petroleum	7,800	600,054
Sunoco	3,900	443,352
Valero Energy	4,700	371,817
		5,294,576

Health Care--8.7%
Abbott Laboratories	13,300	651,833
Aetna	6,000	496,920
Amgen	10,100 a	610,646
Becton, Dickinson & Co.	7,200	377,784
CIGNA	4,800	513,744
Coventry Health Care	2,000 a	141,500
HCA	4,200	238,014
Johnson & Johnson	20,900	1,358,500
McKesson	10,100	452,379
Merck & Co.	24,600	757,680
Pfizer	17,700	488,166
Thermo Electron	14,600 a	392,302
UnitedHealth Group	11,600	604,824
Wyeth	9,300	413,850
Zimmer Holdings	3,000 a	228,510
		7,726,652

Interest Sensitive--15.2%
ACE	5,600	251,160
American Express	11,800	628,114
American International Group	16,100	935,410
Axis Capital Holdings	7,400	209,420
Bank of America	28,900	1,318,129
Bear Stearns	3,500	363,790
Capital One Financial	3,100	248,031
Citigroup	29,300	1,354,539
Comerica	5,600	323,680
Countrywide Financial	10,900	420,849
Deutsche Bank	3,400	264,860
First Marblehead	3,900 a	136,734
Freddie Mac	4,900	319,627
General Electric	47,500	1,645,875
Genworth Financial, Cl. A	10,200	308,346
Goldman Sachs Group	4,700	479,494
JPMorgan Chase & Co.	31,700	1,119,644
MetLife	10,000	449,400
New Century Financial	4,300	221,235
North Fork Bancorporation	14,600	410,114
Northern Trust	9,100	414,869
PNC Financial Services Group	5,500	299,530
Prudential Financial	7,500	492,450
XL Capital, Cl. A	5,300	394,426
W.R. Berkley	10,800	385,344
		13,395,070

Producer Goods & Services--6.2%
Black & Decker	4,600	413,310
Burlington Northern Santa Fe	7,500	353,100
Cooper Industries, Cl. A	6,300	402,570
Dow Chemical	13,100	583,343
Engelhard	11,100	316,905
Frontline	7,100	285,704
General Dynamics	4,700	514,838
ITT Industries	4,600	449,098
Monsanto	6,500	408,655
NVR	400 a	324,000
Parker Hannifin	5,500	341,055
Rockwell Automation	8,500	414,035
3M	9,100	657,930
		5,464,543

Services--4.5%
Accenture, Cl. A	18,100 a	410,327
Apollo Group, Cl. A	4,400 a	344,168
Career Education	4,900 a	179,389
Computer Sciences	6,200 a	270,940
Equifax	10,600	378,526
McGraw-Hill	7,600	336,300
Moody's	9,400	422,624
News, Cl. A	23,256	376,282
Pixar	3,800 a	190,190
Viacom, Cl. B	17,300	553,946
Walt Disney	19,800	498,564
		3,961,256

Technology--10.3%
Adobe Systems	12,200	349,164
Applied Materials	15,800	255,644
Autodesk	5,600	192,472
Cisco Systems	49,000 a	936,390
Dell	17,000 a	671,670
EMC	12,800 a	175,488
Hewlett-Packard	22,400	526,624
Intel	50,500	1,316,030
International Business Machines	6,300	467,460
Linear Technology	7,300	267,837
Microsoft	58,800	1,460,592
Motorola	32,000	584,320
Nokia, ADR	19,300 a	321,152
Oracle	49,500 a	653,400
QLogic	4,400 a	135,828
Solectron	78,700 a	298,273
Sun Microsystems	32,700 a	121,971
Symantec	16,400 a	356,536
		9,090,851

Utilities--3.7%
AT&T	13,800	262,752
Deutsche Telekom, ADR	16,200	298,404
Duquesne Light Holdings	16,100	300,748
Entergy	5,000	377,750
SBC Communications	23,700	562,875
Southern	12,500	433,375
TXU	4,800	398,832
Verizon Communications	19,200	663,360
		3,298,096

Total Common Stocks
(cost $49,449,029)		57,349,682

	Principal
Short-Term Investments--35.6%	Amount ($)	Value ($)

Repurchase Agreements--20.4%
Greenwich Capital Markets, Repurchase Agreement,
2.90%, dated 6/30/2005 to be repurchased
at $18,031,452 on 7/1/2005 (fully collateralized by
$18,370,000 of various U.S. Government
Agency Obligations, value $18,390,795)	18,030,000	18,030,000

U.S. Treasury Bills--15.2%
2.77%, 8/11/2005	3,500,000 b	3,488,380
2.90%, 9/8/2005	10,000,000 b	9,942,700
		13,431,080
Total Short-Term Investments
(cost $31,463,395)		31,461,080

Total Investments (cost $80,912,424)	100.5%	88,810,762

Liabilities, Less Cash and Receivables	(0.5)%	(391,153)

Net Assets	100.0%	88,419,609

ADR - American Depository Receipts
a Non-income producing.
b Partially held by the broker in a segregated account as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

See notes to financial statements.

Dreyfus Lifetime Portfolios, Inc., Growth Portfolio
Statement of Financial Futures
June 30, 2005 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered		(Depreciation)
	Contracts	by Contracts ($)	Expiration	at 6/30/2005 ($)
Financial Futures Purchased:
Deutsche Akteinindex	3	419,423	September-05	771
DJ Euro Stoxx 50	112	4,333,213	September-05	40,649
Financial Times	37	3,391,401	September-05	43,042
Hang Seng	2	182,836	July-05	17
Russell 2000	45	14,469,750	September-05	339,000
SPI ASX 200 Index	9	730,779	September-05	3,249
Standard & Poor's 500	16	4,782,000	September-05	(47,593)
TOPIX	21	2,223,529	September-05	56,795

		$30,532,931		435,930

See notes to financial statements.

Dreyfus Lifetime Growth and Income Portfolio
STATEMENT OF INVESTMENTS
June 30, 2005 (Unaudited)

Common Stocks--48.4%	Shares	Value ($)

Consumer Cyclical--4.1%
Abercrombie & Fitch, Cl. A	7,600	522,120
Aeropostale	10,500 a	352,800
Autoliv	9,400	411,720
AutoZone	4,900 a	453,054
Coach	18,900 a	634,473
Gap	20,800	410,800
Harman International Industries	3,900	317,304
Home Depot	34,100	1,326,490
Marvel Enterprises	35,300 a	696,116
McDonald's	35,800	993,450
NIKE, Cl. B	9,300	805,380
V.F.	11,500	658,030
Wal-Mart Stores	18,500	891,700
Yum! Brands	11,000	572,880
		9,046,317

Consumer Staples--3.6%
Altria Group	15,600	1,008,696
Anheuser-Busch Cos.	16,200	741,150
Coca-Cola	29,500	1,231,625
H.J. Heinz	24,100	853,622
Kraft Foods, Cl. A	23,400	744,354
Procter & Gamble	33,500	1,767,125
Reynolds American	5,300	417,640
Sara Lee	29,000	574,490
Unilever (NY Shares), ADR	9,800	635,334
		7,974,036

Energy--4.5%
ChevronTexaco	34,200	1,912,464
ConocoPhillips	28,600	1,644,214
Exxon Mobil	53,700	3,086,139
National-Oilwell Varco	13,100 a	622,774
Occidental Petroleum	14,600	1,123,178
Sunoco	7,300	829,864
Valero Energy	8,800	696,168
		9,914,801

Health Care--6.5%
Abbott Laboratories	24,900	1,220,349
Aetna	11,300	935,866
Amgen	18,900 a	1,142,694
Becton, Dickinson & Co.	13,500	708,345
CIGNA	9,000	963,270
Coventry Health Care	3,800 a	268,850
HCA	7,900	447,693
Johnson & Johnson	39,100	2,541,500
McKesson	18,800	842,052
Merck & Co.	46,100	1,419,880
Pfizer	33,200	915,656
Thermo Electron	27,200 a	730,864
UnitedHealth Group	21,600	1,126,224
Wyeth	17,500	778,750
Zimmer Holdings	5,500 a	418,935
		14,460,928

Interest Sensitive--11.3%
ACE	10,500	470,925
American Express	22,000	1,171,060
American International Group	30,200	1,754,620
Axis Capital Holdings	13,900	393,370
Bank of America	54,000	2,462,940
Bear Stearns Cos.	6,500	675,610
Capital One Financial	5,800	464,058
Citigroup	54,900	2,538,027
Comerica	10,500	606,900
Countrywide Financial	20,300	783,783
Deutsche Bank	6,300	490,770
First Marblehead	7,400 a	259,444
Freddie Mac	9,200	600,116
General Electric	88,800	3,076,920
Genworth Financial, Cl. A	19,100	577,393
Goldman Sachs Group	8,800	897,776
JPMorgan Chase & Co.	59,400	2,098,008
MetLife	18,700	840,378
New Century Financial	8,000	411,600
North Fork Bancorporation	27,200	764,048
Northern Trust	17,000	775,030
PNC Financial Services Group	10,300	560,938
Prudential Financial	14,200	932,372
W.R. Berkley	20,100	717,168
XL Capital. Cl. A	9,900	736,758
		25,060,012

Producer Goods & Services--4.6%
Black & Decker	8,700	781,695
Burlington Northern Santa Fe	14,100	663,828
Cooper Industries, Cl. A	11,800	754,020
Dow Chemical	24,500	1,090,985
Engelhard	20,700	590,985
Frontline	13,200	531,168
General Dynamics	8,800	963,952
ITT Industries	8,500	829,855
Monsanto	12,300	773,301
NVR	700	567,000
Parker Hannifin	10,300	638,703
Rockwell Automation	15,900	774,489
3M	17,000	1,229,100
		10,189,081

Services--3.3%
Accenture, Cl. A	33,900 a	768,513
Apollo Group, Cl. A	8,200 a	641,404
Career Education	9,100 a	333,151
Computer Sciences	11,600 a	506,920
Equifax	19,800	707,058
McGraw-Hill Cos.	14,000	619,500
Moody's	17,700	795,792
News, Cl. A	43,476	703,442
Pixar	7,000 a	350,350
Viacom, Cl. B	32,400	1,037,448
Walt Disney	37,000	931,660
		7,395,238

Technology--7.7%
Adobe Systems	23,000	658,260
Applied Materials	29,500	477,310
Autodesk	10,500	360,885
Cisco Systems	91,700 a	1,752,387
Dell	31,700 a	1,252,467
EMC	23,900 a	327,669
Hewlett-Packard	41,900	985,069
Intel	94,500	2,462,670
International Business Machines	11,900	882,980
Linear Technology	13,600	498,984
Microsoft	109,900	2,729,916
Motorola	59,900	1,093,774
Nokia, ADR	36,100	600,704
Oracle	92,600 a	1,222,320
QLogic	8,300 a	256,221
Solectron	147,100 a	557,509
Sun Microsystems	61,100 a	227,903
Symantec	30,600 a	665,244
		17,012,272

Utilities--2.8%
AT&T	25,900	493,136
Deutsche Telekom, ADR	30,400 a	559,968
Duquesne Light Holdings	30,200	564,136
Entergy	9,200	695,060
SBC Communications	44,400	1,054,500
Southern	23,400	811,278
TXU	9,000	747,810
Verizon Communications	35,900	1,240,345
		6,166,233

Total Common Stock
(cost $91,340,475)		107,218,918

	Principal
Bonds and Notes--35.6%	Amount ($)	Value ($)

Finance--8.3%
Allstate, Sr. Notes,
7.20%, 2009	260,000	290,583
American General Finance, Notes,
5.875%, 2006	50,000	50,877
Asian Development Bank, Sr. Unsub. Notes,
4.50%, 2012	250,000	257,721
BB&T, Sub. Notes,
4.75%, 2012	150,000	152,073
Bank of America, Sub. Notes,
7.80%, 2010	295,000	337,730
Bank of New York, Sr. Notes,
5.20%, 2007	500,000	509,761
Bank One, Sub. Notes,
5.90%, 2011	485,000	523,775
Bayerische Landesbank, Sub. Notes,
5.875%, 2008	295,000	312,932
Bear Stearns, Sr. Notes,
7%, 2007	225,000	235,069
Berkshire Hathaway Finance, Sr. Notes,
4.85%, 2015	140,000 c	141,581
Boston Properties, Sr. Notes,
5%, 2015	80,000	80,134
CIT Group, Sr. Notes,
7.75%, 2012	165,000	193,778
CITIGROUP:
Notes, 5%, 2007	175,000	178,044
Notes, 5.125%, 2014	175,000	182,892
Sub. Notes, 5%, 2014	265,000	271,578
Canadian Government, Bonds,
5.25%, 2008	200,000	209,447
Capital One Bank, Notes,
4.25%, 2008	250,000	249,175
Credit Suisse First Boston USA, Notes:
5.875%, 2006	600,000	612,667
4.70%,2009	275,000	279,696
EOP Operating, Sr. Notes,
6.75%, 2008	150,000	158,299
ERP Operating, Notes,
6.625%, 2012	170,000	189,644
European Investment Bank:
Notes, 4.625%, 2007	650,000	658,638
Notes, 4.625%, 2014	100,000	104,474
Sr. Notes, 4%, 2010	350,000	351,953
Fleet National Bank, Sub. Notes,
5.75%, 2009	425,000	446,997
Ford Motor Credit:
Bonds, 7.375%, 2011	195,000	189,950
Notes, 7.375%, 2009	350,000	342,325
General Electric Capital, Notes:
3.50%, 2008	475,000	467,603
3.125%, 2009	285,000	275,173
7.375%, 2010	200,000	225,608
Goldman Sachs Group:
Bonds, 5.15%, 2014	250,000	256,628
Notes, 6.60%, 2012	150,000	166,935
Notes, 5.125%, 2015	140,000	142,864
HSBC Finance, Notes:
8%, 2010	250,000	288,769
6.75%, 2011	195,000	216,704
Inter-American Development Bank, Bonds,
5.75%, 2008	250,000	261,915
John Deere Capital, Notes,
7%, 2012	200,000	229,770
KFW International Finance, Gtd. Bonds,
4.75%, 2007	735,000	746,281
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes,
3.25%, 2008	250,000	245,020
Lehman Brothers Holdings, Notes:
6.625%, 2012	100,000	111,838
4.80%, 2014	150,000	151,839
Merrill Lynch & Co., Notes:
6%, 2009	100,000	105,577
5.45%, 2014	120,000	126,960
MetLife, Sr. Notes,
6.125%, 2011	100,000	108,747
Morgan Stanley:
Notes, 6.60%, 2012	100,000	111,333
Sub. Notes, 4.75%, 2014	95,000	93,756
Nova Scotia Province, Notes,
5.75%, 2012	100,000	109,084
Ontario Province:
Notes, 4.375%, 2013	165,000	168,053
Sr. Unsub. Notes, 5.50%, 2008	200,000	209,957
Pemex Finance, Notes,
9.03%, 2011	325,000	365,396
Principal Life Income Funding Trust, Gtd. Notes,
5.10%, 2014	75,000	78,205
Quebec Province:
Notes, 4.875%, 2014	85,000 b	88,055
Sr. Unsub. Notes, 5.75%, 2009	150,000	158,644
Republic of Chile, Bonds,
5.50%, 2013	125,000	133,262
Republic of Italy, Unsub. Notes,
5.625%, 2012	550,000	599,206
Republic of Korea, Unsub. Notes,
8.875%, 2008	265,000	298,475
Royal Bank of Scotland Group, Sub. Notes,
6.375%, 2011	100,000	109,663
SAFECO, Sr. Notes,
4.875%, 2010	215,000	218,766
SLM, Notes:
3.625%, 2008	450,000	442,598
5%, 2013	200,000	205,210
Simon Property Group, Notes,
6.375%, 2007	485,000	506,614
Suntrust Bank, Sub. Notes,
6.375%, 2011	205,000	226,397
UFJ Bank, Sub. Notes,
7.40%, 6/15/2011	235,000	266,377
US Bank / Minnesota, Sub. Notes,
6.375%, 2011	340,000	375,596
United Mexican States, Notes,
9.875%, 2010	300,000	363,600
Wachovia Bank, Sub. Notes,
7.80%, 2010	275,000	319,767
Washington Mutual:
Notes, 7.50%, 2006	550,000	569,451
Sub Notes, 4.625%, 2014	125,000	121,922
Wells Fargo & Co.:
Notes, 3.125%, 2009	290,000	280,680
Sr. Notes, 4.20%, 2010	205,000	205,101
Sub. Notes, 6.375%, 2011	100,000	110,713
		18,375,905

Industrial--4.2%
Albertson's, Sr. Notes,
7.50%, 2011	100,000	112,764
Alcoa, Notes,
7.375%, 2010	175,000	199,283
Anadarko Finance, Gtd. Notes,
6.75%, 2011	140,000	155,744
Black & Decker, Notes,
4.75%, 2014	100,000	99,140
Boeing, Notes,
5.125%, 2013	130,000	136,261
Bristol-Myers Squibb, Notes,
5.75%, 2011	210,000	224,972
CRH America, Gtd. Notes,
5.30%, 2013	125,000	129,606
Centex, Sr. Notes,
5.125%, 2013	150,000	150,288
ChevronTexaco Capital, Gtd. Notes,
3.375%, 2008	440,000	432,463
Clear Channel Communications, Sr. Notes,
4.625%, 2008	500,000	494,514
Clorox, Notes,
5%, 2015	110,000 c	114,177
Comcast Cable Communications, Sr. Notes,
6.75%, 2011	300,000	331,363
ConAgra Foods, Notes,
6.75%, 2011	145,000	160,669
Cox Communications, Notes,
5.45%, 2014	115,000 c	117,593
DaimlerChrysler, Gtd. Notes:
6.50%, 2013	305,000	330,610
Devon Financing, Gtd. Notes,
6.875%, 2011	220,000	246,488
duPont (EI) deNemours, Notes,
4.75%, 2012	150,000	154,804
Federated Department Stores, Sr. Notes,
6.625%, 2011	260,000	287,152
General Electric, Notes,
5%, 2013	160,000	165,461
General Mills, Notes,
6%, 2012	160,000	174,185
Hewlett-Packard, Notes,
3.625%, 2008	400,000	394,944
International Business Machines, Notes,
4.25%, 2009	190,000	191,114
International Paper, Notes,
6.75%, 2011	100,000	109,143
KOHLS, Notes,
6.30%, 2011	135,000 b	147,199
Kinder Morgan Energy Partners, Notes,
7.125%, 2012	275,000	311,865
Kraft Foods, Notes,
4.625%, 2006	500,000	503,424
Kroger, Gtd. Notes,
8.05%, 2010	125,000	142,446
PHH, Notes,
7.125%, 2013	100,000	111,091
Pemex Project Funding Master Trust, Gtd. Notes,
7.375%, 2014	85,000	95,540
Phillips Pete, Notes,
8.75%, 2010	210,000	250,416
Potash Saskatchewan, Notes,
7.75%, 2011	125,000	145,213
Procter & Gamble, Notes,
4.95%, 2014	85,000	88,757
Raytheon, Notes,
5.50%, 2012	260,000	273,965
Sara Lee, Notes,
6.25%, 2011	175,000	187,892
Time Warner Cos., Notes,
8.18%, 2007	400,000	430,517
United Technologies, Notes,
7.125%, 2010	200,000	227,988
Valero Energy, Notes,
6.125%, 2007	250,000	257,479
Viacom, Gtd. Notes,
7.70%, 2010	180,000	201,112
Wal-Mart Stores, Sr. Notes,
6.875%, 2009	130,000	143,394
Wellpoint, Bonds,
6.80%, 2012	150,000	169,499
Weyerhaeuser, Notes,
6.125%, 2007	600,000	617,129
Wyeth, Notes,
5.50%, 2014	130,000	137,215
		9,354,879

Transportation--.1%
Norfolk Southern, Sr. Notes,
8.625%, 2010	200,000	235,220
Union Pacific, Notes,
6.50%, 2012	95,000	105,476
		340,696

Utilities--1.8%
AT&T Wireless Services, Sr. Notes,
7.875%, 2011	155,000	180,345
BellSouth, Bonds,
5.20%, 2014	150,000	154,868
British Telecom, Notes,
8.375%, 2010	125,000	148,164
Cincinnati Gas & Electric, Notes,
5.70%, 2012	150,000	160,573
Deutsche Telekom International Finance, Gtd. Notes,
3.875%, 2008	360,000	356,247
Dominion Resources, Sr. Notes,
8.125%, 2010	100,000	115,338
Duke Energy, Sr. Notes,
5.625%, 2012	125,000	132,800
Exelon, Notes,
4.90%, 2015	130,000	130,718
MidAmerican Energy Holdings, Sr. Notes,
3.50%, 2008	405,000	394,944
Motorola, Notes,
7.625%, 2010	87,000	99,659
Niagara Mohawk Power, Sr. Notes,
7.75%, 2008	175,000	192,414
PPL Electric Utilities, Scd. Bonds,
6.25%, 2009	100,000	106,968
Pacific Gas & Electric, Unscd. Bonds,
4.80%, 2014	90,000	90,381
Public Service Company of Colorado, Collateral Trust,
4.875%, 2013	200,000	204,552
Sempra Energy, Notes,
7.95%, 2010	185,000	210,287
Sprint Capital, Notes,
8.375%, 2012	190,000	228,838
Telecom Italia Capital, Gtd. Notes,
5.25%, 2013	120,000	122,029
Telefonica Europe, Gtd. Notes,
7.75%, 2010	250,000	288,759
Verizon Global Funding, Notes,
7.25%, 2010	165,000	187,241
Verizon Virginia, Debentures,
4.625%, 2013	140,000	137,997
Vodafone Group, Notes,
5.375%, 2015	135,000	142,709
Wisconsin Energy, Sr. Notes,
6.50%, 2011	175,000	192,534
		3,978,365

U.S. Government & Agencies--21.2%
Federal Farm Credit Bank, Bonds,
3.25%, 6/15/2007	120,000	118,660
Federal Home Loan Bank:
Bonds,
3.375%, 2/23/2007	640,000	635,672
3.625%, 1/15/2008	620,000	616,992
2.75%, 3/14/2008	250,000	243,415
3.625%, 11/14/2008	385,000	381,763
4.375%, 3/17/2010	95,000	96,549
5.75%, 5/15/2012	275,000	301,746
3.875%, 6/14/2013	380,000	373,377
5.25%, 6/18/2014	140,000	150,545
Sr. Notes,
5.80%, 9/2/2008	500,000	528,454
Federal Home Loan Mortgage Corp., Notes:
2.875%, 12/15/2006	800,000	789,905
3.50%, 9/15/2007	540,000	536,966
5.75%, 4/15/2008	420,000	441,176
5.125%, 10/15/2008	840,000	871,618
5.75%, 3/15/2009	605,000	642,946
7%, 3/15/2010	240,000	270,960
6.875%, 9/15/2010	385,000	436,222
5.625%, 3/15/2011	300,000	324,306
5.125%, 7/15/2012	440,000	467,095
4.50%, 1/15/2014	380,000	388,440
Federal National Mortgage Association:
Notes,
7.125%, 3/15/2007	1,760,000	1,856,545
5.25%, 4/15/2007	105,000	107,620
4.25%, 7/15/2007	490,000	494,585
5.75%, 2/15/2008	350,000	366,639
6%, 5/15/2008	400,000	423,097
5.25%, 1/15/2009	265,000	276,742
7.25%, 1/15/2010	975,000	1,106,675
6%, 5/15/2011	185,000	203,715
6.125%, 3/15/2012	620,000	694,327
4.625%, 10/15/2013	185,000	190,596
4.625%, 10/15/2014	250,000	256,876
Sub. Notes,
4.75%, 1/02/2007	555,000	561,940
4%, 9/2/2008	195,000	195,017
U.S. Treasury:
Bonds,
12%, 8/15/2013	335,000	416,053
11.75%, 11/15/2014	285,000	376,089
Notes,
2.75%, 7/31/2006	835,000 b	828,183
2.375%, 8/15/2006	150,000 b	148,089
2.375%, 8/31/2006	385,000 b	379,883
2.50%, 9/30/2006	660,000 b	651,440
6.50%, 10/15/2006	730,000 b	756,718
3.50%, 11/15/2006	1,765,000 b	1,763,553
3%, 12/31/2006	400,000 b	396,452
3.125%, 1/31/2007	900,000 b	893,180
6.25%, 2/15/2007	795,000 b	828,414
3.375%, 2/28/2007	355,000 b	353,558
3.75%, 3/31/2007	385,000 b	385,707
3.625%, 4/30/2007	240,000 b	239,942
3.125%, 5/15/2007	775,000 b	767,917
6.625%, 5/15/2007	1,000,000 b	1,053,820
3.25%, 8/15/2007	725,000 b	719,359
6.125%, 8/15/2007	815,000 b	856,190
3%, 11/15/2007	675,000 b	665,402
3%, 2/15/2008	200,000 b	196,820
5.50%, 2/15/2008	680,000 b	711,688
2.625%, 5/15/2008	725,000 b	704,751
5.625%, 5/15/2008	1,480,000 b	1,558,499
4.75%, 11/15/2008	570,000 b	589,055
3.25%, 1/15/2009	990,000 b	976,190
3.875%, 5/15/2009	275,000 b	276,676
5.50%, 5/15/2009	975,000 b	1,039,321
4%, 6/15/2009	500,000 b	505,545
3.625%, 7/15/2009	680,000 b	677,953
6%, 8/15/2009	1,080,000 b	1,173,776
3.50%, 2/15/2010	450,000 b	445,623
6.50%, 2/15/2010	550,000 b	613,960
4%, 3/15/2010	540,000 b	546,054
4%, 4/15/2010	285,000	288,207
3.875%, 5/15/2010	870,000 b	875,229
5.75%, 8/15/2010	450,000 b	491,958
5%, 2/15/2011	275,000 b	292,262
5%, 8/15/2011	625,000 b	666,525
4.875%, 2/15/2012	405,000 b	430,248
4.375%, 8/15/2012	440,000 b	456,466
4%, 11/15/2012	335,000 b	338,859
3.875%, 2/15/2013	420,000 b	420,640
3.625%, 5/15/2013	465,000 b	459,220
4.25%, 8/15/2013	650,000 b	666,453
4.25%, 11/15/2013	690,000 b	707,057
4%, 2/15/2014	735,000 b	739,652
4.75%, 5/15/2014	645,000 b	684,603
4.25%, 8/15/2014	365,000 b	373,837
4.25%, 11/15/2014	550,000 b	563,085
4%, 2/15/2015	450,000 b	451,741
4.125%, 5/15/2015	235,000 b	238,506
		46,991,589

Total Bonds and Notes
(cost $78,550,550)		79,041,434

Short-Term Investments--16.6%

Repurchase Agreements--15.7%
Greenwich Capital Markets, Repurchase Agreement,
2.90%, dated 6/30/2005 to be repurchased at
$34,772,801 on 7/1/2005 (fully collateralized by
$35,355,000 of various U.S. Government
Agency Obligations, value $35,465,648)	34,770,000	34,770,000

U.S. Treasury Bills--.9%
2.89%, 8/25/2005	2,100,000 d	2,090,655

Total Short-Term Investments
(cost $36,860,736)		36,860,655

Investment of Cash Collateral
for Securities Loaned--15.2%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $33,639,894)	33,639,894 e	33,639,894

Total Investments (cost $240,391,655)	115.8%	256,760,901

Liabilities, Less Cash and Receivables	(15.8%)	(35,109,348)

Net Assets	100.0%	221,651,553

ADR-AmericanDepositoryReceipts.
a Non-incomeproducing.
b Alloraportionofthesesecuritiesareonloan. AtJune30,2005,thetotalmarketvalueoftheportfolio's securitiesonloanis$32,674,741andthetotalmarketvalueofthecollateralheldbytheportfoliois$33,639,894
c SecuritiesexemptfromregistrationunderRule144AoftheSecuritiesActof1933.
Thesesecuritiesmayberesoldintransactionsexemptfromregistration,normallytoqualified
institutionalbuyers.AtJune30,2005,thesesecuritiesamountedto$373,351 orapproximately0.2%ofnetassets.
d Partiallyheldbythebrokerinasegregatedaccountascollateralforopenfinancialfuturespositions.
e Investmentinaffiliatedmoneymarketmutualfund.

Securitiesvaluationpoliciesandotherinvestmentrelateddisclosuresareherebyincorporatedbyreference
totheannualandsemi-annualreportspreviouslyfiledwiththeSecuritiesandExchangeCommission
onFormN-CSR.

Seenotestofinancialstatements.

Dreyfus Lifetime Growth and Income Portfolio Statement of Financial Futures June 30, 2005
		Market Value		Unrealized
		Covered		Appreciation
	Contracts	by Contracts ($)	Expiration	at 6/30/2005 ($)
Financial Futures Purchased:
DJ EURO STOXX 50	110	4,255,834	September 2005	46,140
Deutsche Akteinindex	2	279,615	September 2005	514
Financial Times	45	4,124,677	September 2005	52,349
Hang Seng	3	274,254	July 2005	26
Russell 2000	67	21,543,850	September 2005	505,090
SPI ASX 200 Index	11	893,175	September 2005	3,972
TOPIX	25	2,647,059	September 2005	67,613
				675,704

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIFETIME PORTFOLIOS, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	August 10, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	August 10, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)